Foreign Exchange (Gain) Loss, Net (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 153	$ (108)	$ (248)	$ 101
Realized Foreign Exchange (Gain) Loss	4	35	52	(20)
Total	157	(73)	(196)	81
U.S. Dollar Debt
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	99	(71)	(184)	104
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 54	$ (37)	$ (64)	$ (3)